Off balance sheet commitments - Additional Information (Details) € in Millions, $ in Millions					3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2025 EUR (€)	Sep. 12, 2024 EUR (€)	May 10, 2024 USD ($)	Feb. 27, 2017 EUR (€)	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2025 EUR (€)	Dec. 31, 2022	Dec. 31, 2026 EUR (€)	Aug. 01, 2025 EUR (€)	Jul. 01, 2025 EUR (€)	Jan. 01, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 08, 2022 target	Aug. 17, 2022 target	Jan. 07, 2022 molecule	Feb. 28, 2014
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to research and development relating to projects in research phase							€ 13,900						€ 14,400
Commitments related to research and development payments contingent upon attainment of sales targets									€ 15,600				15,200
Commitments related to collaboration, discovery, development and commercialization agreements							9,000						12,500
Commitments related to attainment of regulatory and sales milestones for commercialized products							7,500						11,200
Cumulative development costs incurred							9,000
Total credit facilities							8,000		8,000				8,000	€ 8,000
Commitments received in respect of disposals proceeds receivable and contingent consideration on divestments							€ 400
World Health Organization
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of pandemic vaccines agreed to transfer																		7.50%
Percentage of pandemic vaccines agreed to reserve																		7.50%
Total for all joint ventures
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of future development expense funded by other party				5000.00%
Atomwise | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of drug targets under collaboration agreement | target																5
Insilico Medicine | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of therapeutic targets under collaboration agreement | target															6
Lonza | Total for all joint ventures
Provisions And Other Current And Non-Current Liabilities [Line Items]
Investments in joint ventures				€ 300
Percentage of future development expense funded by company				50.00%
Amounts payable partners in collaboration agreements												€ 800
Novavax
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to research and development relating to projects in research phase | $			$ 700,000
Upfront payment | $			500,000
Commitments Related To Attainment Of Additional Regulatory And Sales Milestones For Commercialized Products | $			200,000
RadioMedix, Inc. and Orano Med
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to attainment of regulatory and sales milestones for commercialized products		€ 220
Upfront payment		€ 100
Exscentia | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Number of novel small molecule candidates developed | molecule																	15
Corxel Pharmaceuticals
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments Related To Attainment Of Additional Regulatory And Sales Milestones For Commercialized Products | $			$ 150
Blueprint Medicines (Netherlands) B.V. | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements											€ 1,606
Vigil Neurosciences | Maximum
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements										€ 208
Antibodies Collaboration agreement | Regeneron Pharmaceuticals, INC
Provisions And Other Current And Non-Current Liabilities [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)					10.00%	20.00%
Percentage of cumulative development costs reimbursed							50.00%	50.00%
Commitments received for development costs							€ 500						1,600
Antibodies Collaboration agreement | Earendil Labs
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments Related To Attainment Of Additional Regulatory And Sales Milestones For Commercialized Products	€ 1,700
Upfront payments for projects under collaboration agreements	€ 125,000
Ablynx NV
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements									€ 700				700
Kymab
Provisions And Other Current And Non-Current Liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements							€ 200						€ 300